18. Loans and Financing (Details 5) R$ in Thousands, $ in Thousands	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$	R$ 2,543,039		R$ 1,103,206
2024 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$	1,920,459
Without Maturity Date [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$	533,935
2021 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$	403,253
2022 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$	350,066
2023 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$	37,516
2024 and Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$	2,621,573
Local Currency Long-term Borrowings [Member] | Debentures VII [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$	289,302
Local Currency Long-term Borrowings [Member] | Debentures VII [Member] | 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$	289,302
Local Currency Long-term Borrowings [Member] | Debentures VII [Member] | 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$
Local Currency Long-term Borrowings [Member] | Debentures VII [Member] | 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$
Local Currency Long-term Borrowings [Member] | Debentures VII [Member] | 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$
Local Currency Long-term Borrowings [Member] | Debentures VII [Member] | 2024 and Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$
Local Currency Long-term Borrowings [Member] | Debentures VII [Member] | Without Maturity Date [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$
Foreign Currency Long-term Borrowings [Member] | Credit Line - Engine Maintenance [Member] | USD
Disclosure of detailed information about borrowings [line items]
Loans and financing		$ 277,479
Foreign Currency Long-term Borrowings [Member] | Credit Line - Engine Maintenance [Member] | USD | 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		95,574
Foreign Currency Long-term Borrowings [Member] | Credit Line - Engine Maintenance [Member] | USD | 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		17,747
Foreign Currency Long-term Borrowings [Member] | Credit Line - Engine Maintenance [Member] | USD | 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		17,747
Foreign Currency Long-term Borrowings [Member] | Credit Line - Engine Maintenance [Member] | USD | 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		146,411
Foreign Currency Long-term Borrowings [Member] | Credit Line - Engine Maintenance [Member] | USD | 2024 and Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Credit Line - Engine Maintenance [Member] | USD | Without Maturity Date [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Loan With Guarantee Of Engines [Member] | USD
Disclosure of detailed information about borrowings [line items]
Loans and financing		150,821
Foreign Currency Long-term Borrowings [Member] | Loan With Guarantee Of Engines [Member] | USD | 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		18,377
Foreign Currency Long-term Borrowings [Member] | Loan With Guarantee Of Engines [Member] | USD | 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		19,052
Foreign Currency Long-term Borrowings [Member] | Loan With Guarantee Of Engines [Member] | USD | 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		19,769
Foreign Currency Long-term Borrowings [Member] | Loan With Guarantee Of Engines [Member] | USD | 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		20,522
Foreign Currency Long-term Borrowings [Member] | Loan With Guarantee Of Engines [Member] | USD | 2024 and Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		73,101
Foreign Currency Long-term Borrowings [Member] | Loan With Guarantee Of Engines [Member] | USD | Without Maturity Date [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
Disclosure of detailed information about borrowings [line items]
Loans and financing		313,267
Foreign Currency Long-term Borrowings [Member] | Senior Notes IV [Member] | USD | 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Senior Notes IV [Member] | USD | 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		313,267
Foreign Currency Long-term Borrowings [Member] | Senior Notes IV [Member] | USD | 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Senior Notes IV [Member] | USD | 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Senior Notes IV [Member] | USD | 2024 and Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Senior Notes IV [Member] | USD | Without Maturity Date [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
Disclosure of detailed information about borrowings [line items]
Loans and financing		533,935
Foreign Currency Long-term Borrowings [Member] | Perpetual Notes [Member] | USD | 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Perpetual Notes [Member] | USD | 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Perpetual Notes [Member] | USD | 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Perpetual Notes [Member] | USD | 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Perpetual Notes [Member] | USD | 2024 and Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Perpetual Notes [Member] | USD | Without Maturity Date [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		533,935
Foreign Currency Long-term Borrowings [Member] | Exchangeable Senior Notes Derivatives [Member] | USD
Disclosure of detailed information about borrowings [line items]
Loans and financing		1,753,526
Foreign Currency Long-term Borrowings [Member] | Exchangeable Senior Notes Derivatives [Member] | USD | 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Exchangeable Senior Notes Derivatives [Member] | USD | 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Exchangeable Senior Notes Derivatives [Member] | USD | 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Exchangeable Senior Notes Derivatives [Member] | USD | 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$	1,753,526
Foreign Currency Long-term Borrowings [Member] | Exchangeable Senior Notes Derivatives [Member] | USD | 2024 and Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing | R$
Foreign Currency Long-term Borrowings [Member] | Exchangeable Senior Notes Derivatives [Member] | USD | Without Maturity Date [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
Disclosure of detailed information about borrowings [line items]
Loans and financing		2,548,472
Foreign Currency Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD | 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD | 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD | 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD | 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing
Foreign Currency Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD | 2024 and Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		2,548,472
Foreign Currency Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD | Without Maturity Date [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing